Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	75,701	20,296
Net earnings attributable to common shareholders of APUC - Basic and Diluted	66,198	14,896
Discontinued operations	(2,127)	(42,011)
Net earnings attributable to common shareholders of APUC from continuing operations - Basic and Diluted	68,325	56,907
Weighted average number of shares
Basic	213,953,870	204,350,689
Dilutive effect of share-based awards	2,387,722	1,482,515
Diluted	216,341,592	205,833,204
Series A Preferred Stock
Class of Stock [Line Items]
Series A Preferred shares dividend	5,400	5,400
Series D Preferred Stock
Class of Stock [Line Items]
Series A Preferred shares dividend	4,103	0